LEASES (Schedule of Supplemental Balance Sheet Information Related Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating lease ROU assets	$ 549	$ 528
Operating lease liabilities, current	269	254
Operating lease liabilities, long-term	$ 289	$ 296
Weighted average remaining lease term (in years)	1 year 5 months 1 day	1 year 4 months 28 days
Weighted average discount rate	3.80%	4.29%